Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,267)	¥ (22,163)	¥ (25,550)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,067	14,021	12,251
Amortization of operating lease right-of-use assets	8	52
Provision for (reversal of) credit losses	69	470	(719)
Impairment for inventory	1,244	8,444	4,115
Deferred tax benefits	(15)	(104)	(5,340)
Unrealized gains (losses) on marketable equity securities and derivative instruments	195	1,326	(588)
Unrealized foreign exchange (gain) loss	(92)	(627)	1,421
Changes in operating assets and liabilities:
Notes receivable	(69)	(470)	(99)
Accounts receivable	(1,013)	(6,874)	23,336
Advance to suppliers	144	975	(1,572)
Advance to suppliers-a related party	(2)	(16)
Inventories	(1,417)	(9,616)	554
Prepayments and other current assets	28	189	(23,379)
Other receivable -a related party			738
Operating lease liabilities	(16)	(107)
Accounts payable	(223)	(1,505)	(1,513)
Contract liabilities	(199)	(1,347)	1,516
Taxes payable	63	429	115
Accrued expenses and other liabilities	17	110	746
Net cash used in operating activities	(2,478)	(16,813)	(13,968)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to a related party			(7,000)
Loan repayment from a related party			7,000
Purchase of property, plant and equipment	(498)	(3,377)	(255)
Prepayment for purchase of intangible assets	(348)	(2,360)	(409)
Net cash used in investing activities	(846)	(5,737)	(664)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	6,899	46,810	41,910
Repayment of loans	(6,228)	(42,260)	(44,000)
Repayment to a related party			(146)
Proceeds from initial public offering			43,081
Shareholder contribution			1,470
Net cash provided by financing activities	671	4,550	42,315
Effect of exchange rate changes on cash and restricted cash	(66)	(448)	(680)
Net increase (decrease) in cash and restricted cash	(2,719)	(18,448)	27,003
Cash and restricted cash at beginning of period	7,418	50,334	18,606
Cash and restricted cash at end of period	4,699	31,886	45,609
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	231	1,564	1,700
Income taxes	1	5
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	22	151	1,521
Derecognition of right-of-use asset and lease liability due to operating lease modification	1	5
Reclassification of deferred initial public offering cost into additional paid-in capital			¥ 8,663